Income tax expense/(credit) (Tables) - Alps Life Science Inc [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of income tax (credit)/ expense
	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Estimated tax payable:
Current financial year	67,519	53,471

Deferred tax (Note 20):
Current financial year	1,621	-

	69,140	53,471

	2025	2024
	USD	USD

Estimated tax payable:
Current financial year	74,319	-

Deferred tax (Note 20):
Current financial year	21,243	(7,414)

	95,562	(7,414)

Schedule of reconciliation of income tax credit

A reconciliation of income tax credit applicable to loss before tax at the applicable statutory income tax rate to income tax expense at the effective income tax rate of the Group is as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Loss before tax	(1,271,674.00)	(1,208,560.00)
Less: Share of result of associates	(19,418.00)	(33,456.00)
	(1,291,092.00)	(1,242,016.00)

Taxation at statutory rate of 24% (2024: 24%)	(309,862.00)	(298,084.00)
Tax effects of:
Non-taxable income	-	-
Expenses not deductible	389,391.00	72,448.00
Utilisation of deferred tax assets previously not recognised	(10,389.00)	-
Deferred tax assets not recognised	-	279,107.00

	69,140.00	53,471.00

A reconciliation of income tax credit applicable to loss before tax at the applicable statutory income tax rate to income tax expense at the effective income tax rate of the Group is as follows:

	2025	2024
	USD	USD

Loss before tax	(2,529,176)	(2,398,575)

Taxation at statutory rate of 24% (2024: 24%)	(607,002)	(575,658)
Tax effects of:
Non-taxable income	-	(1,089)
Expenses not deductible	275,376	500,620
Utilisation of deferred tax assets previously not recognised	(14,255)	(128,509)
Deferred tax assets not recognised	441,443	197,222

	95,562	(7,414)

Schedule of estimated amount of temporary differences

At the end of the reporting period, the estimated amount of deductible temporary differences, unabsorbed capital allowances and unutilised tax losses of the Group, for which the deferred tax assets have not been recognised in the financial statements due to uncertainty of their realisation, is as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Temporary differences arising from:
Property, plant and equipment	(915,782)	(866,021)
Right-of-use assets and lease liabilities	11,878	(103,079)
Unabsorbed capital allowances	844,381	1,039,779
Unutilised tax losses	5,388,164	3,358,101

	5,328,641	3,428,780

At the end of the reporting period, the estimated amount of deductible temporary differences, unabsorbed capital allowances and unutilised tax losses of the Group, for which the deferred tax assets have not been recognised in the financial statements due to uncertainty of their realisation, is as follows:

	2025	2024
	USD	USD

Temporary differences arising from:
Property, plant and equipment	(915,782)	(779,847)
Right-of-use assets and lease liabilities	11,878	33,756
Unabsorbed capital allowances	844,381	1,066,649
Unutilised tax losses	5,388,164	3,228,133

	5,328,641	3,548,691

Schedule of unutilised tax losses

Expiry date of the unutilised tax losses is summarised below:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Year of assessment:
2028	-	244,409
2029	21,403	242,553
2030	533,347	627,700
2031	1,025,589	1,081,341
2032	567,525	624,897
2033	487,881	537,201
2034	2,752,419	0

	5,388,164	3,358,101

Expiry date of the unutilised tax losses is summarised below:

	2025	2024
	USD	USD

Year of assessment:
2028	-	231,643
2029	21,403	229,885
2030	533,347	594,916
2031	1,025,589	1,070,286
2032	567,525	592,259
2033	487,881	509,144
2034	2,752,419	-

	5,388,164	3,228,133